    Nationwide(R) VL
   Separate Account-C
     June 30, 1999

[Logo] THE BEST OF AMERICA(R)
America's FUTURE Life Series(SM)

                                                    '99


                                             SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                       [LOGO]
                                   Nationwide Life and Annuity Insurance Company
                                             Home Office: Columbus, Ohio

--------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                               PRESIDENT'S MESSAGE

            On behalf of Nationwide Life and Annuity Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VL Separate Account-C.

            Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

            At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

            Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------
                        NATIONWIDE VL SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         515,801 shares (cost $3,661,743) ..........................................   $ 3,837,559
      American Century VP - American Century VP International (ACVPInt)
         220,037 shares (cost $1,721,564) ..........................................     1,799,904
      American Century VP - American Century VP Value (ACVPValue)
         27,659 shares (cost $173,664) .............................................       187,802
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         6,407 shares (cost $208,941) ..............................................       224,560
      Dreyfus Stock Index Fund (DryStkIx)
         668,253 shares (cost $21,861,315) .........................................    24,130,598
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         28,504 shares (cost $1,071,379) ...........................................     1,106,543
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         10,466 shares (cost $278,348) .............................................       284,782
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         146,626 shares (cost $6,331,048) ..........................................     6,693,479
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         210,603 shares (cost $2,341,890) ..........................................     2,371,386
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         41,128 shares (cost $800,965) .............................................       854,225
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         106,443 shares (cost $2,590,725) ..........................................     2,773,915
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         63,817 shares (cost $1,426,217) ...........................................     1,507,362
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         26,839 shares (cost $181,278) .............................................       184,919
      Nationwide SAT - Balanced Fund (NSATBal)
         79,080 shares (cost $860,819) .............................................       871,457
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         52,089 shares (cost $1,409,497) ...........................................     1,545,996
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         18,824 shares (cost $229,067) .............................................       236,800
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         29,397 shares (cost $367,866) .............................................       372,750
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         481,406 shares (cost $5,512,629) ..........................................     5,358,048
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         34,465 shares (cost $351,481) .............................................       341,552
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         6,737,556 shares (cost $6,737,556) ........................................     6,737,556

                                                                                        (Continued)



      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         42,011 shares (cost $409,067) ...........................................       395,745
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         58 shares (cost $663) ...................................................           702
      Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr)
         100,000 shares (cost $1,000,000) ........................................     1,127,000
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         130,141 shares (cost $1,142,799) ........................................     1,443,268
      Nationwide SAT - Small Company Fund (NSATSmCo)
         72,577 shares (cost $1,135,913) .........................................     1,250,503
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         3,244 shares (cost $42,235) .............................................        47,623
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         23,988 shares (cost $253,480) ...........................................       258,346
      Nationwide SAT - Total Return Fund (NSATTotRe)
         1,584 shares (cost $30,915) .............................................        32,131
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         90,780 shares (cost $1,266,261) .........................................     1,467,913
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         96,507 shares (cost $1,437,408) .........................................     1,602,008
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         53,553 shares (cost $1,028,643) .........................................     1,109,626
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGr)
         20,402 shares (cost $905,593) ...........................................     1,106,782
      Oppenheimer VAF - Growth Fund (OppGro)
         21,703 shares (cost $840,304) 884,402 Oppenheimer VAF - Growth & Income
      Fund (OppGrInc)
         41,234 shares (cost $849,335) ...........................................       956,633
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         25,425 shares (cost $179,105) ...........................................       264,163
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         16,465 shares (cost $172,660) ...........................................       176,341
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         20,778 shares (cost $285,768) ...........................................       288,604
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         14,807 shares (cost $192,811) ...........................................       195,899
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         31,106 shares (cost $337,477) ...........................................       365,497
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         19,529 shares (cost $225,616) ...........................................       259,351
                                                                                     -----------
            Total investments ....................................................    74,653,730
   Accounts receivable ...........................................................            --
                                                                                     -----------
            Total assets .........................................................    74,653,730
ACCOUNTS RECEIVABLE ..............................................................        13,087
                                                                                     -----------
CONTRACT OWNERS' EQUITY (NOTE 7) .................................................   $74,640,643
                                                                                     ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                       STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                      SIX MONTH PERIODS ENDED JUNE 30, 1999
                                   (UNAUDITED)


                                                        Total          ACVPincGr       ACVPint        ACVPValue        DrySRGro
                                                    -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     574,989             165               -           1,471               -
  Mortality and expense charges (note 3).........         (93,438)         (2,894)         (1,770)           (294)           (183)
                                                    -------------   -------------   -------------   -------------   -------------
    Net investment activity......................         481,551          (2,729)         (1,770)          1,177            (183)
                                                    -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..........      35,955,196         866,199         476,367          32,451           9,570
  Cost of mutual fund shares sold................     (34,334,981)       (776,553)       (429,836)        (30,139)         (8,453)
                                                    -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..........       1,620,215          89,646          46,531           2,312           1,117
  Change in unrealized gain (loss) on investments       2,427,206         121,392          47,565           8,933          14,782
                                                    -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments...............       4,047,421         211,038          94,096          11,245          15,899
                                                    -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.......................         450,919               -               -          13,940               -
                                                    -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       4,979,891         208,309          92,326          26,362          15,716
                                                    -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      43,819,797       2,957,314       1,286,823          38,964         185,242
  Transfers between funds........................               -         230,864         137,674          29,313          17,491
  Surrenders.....................................               -               -               -               -               -
  Policy loans (net of repayments) (note 5) .....               -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................      (1,058,304)        (22,420)        (29,776)         (2,963)         (2,136)
                                                    -------------   -------------   -------------   -------------   -------------
      Net equity transactions....................      42,761,493       3,165,758       1,394,721          65,314         200,597
                                                    -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      47,741,384       3,374,067       1,487,047          91,676         216,313
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      26,899,259         459,304         306,135          96,106           8,270
                                                    -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............   $  74,640,643       3,833,371       1,793,182         187,782         224,583
                                                    =============   =============   =============   =============   =============


                                                       DryStkix        DryCapAp        FidVIPEIS
                                                    --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          103,831              45             148
  Mortality and expense charges (note 3).........          (27,737)         (1,486)           (180)
                                                    --------------  --------------   -------------
    Net investment activity......................           76,094          (1,441)            (32)
                                                    --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........          709,436         419,714          72,901
  Cost of mutual fund shares sold................         (547,076)       (373,844)        (73,300)
                                                    --------------  --------------   -------------
    Realized gain (loss) on investments..........          162,360          45,870            (399)
  Change in unrealized gain (loss) on investments        1,367,902          11,054           5,582
                                                    --------------  --------------   -------------
    Net gain (loss) on investments...............        1,530,262          56,924           5,183
                                                    --------------  --------------   -------------
  Reinvested capital gains.......................           62,396               -             327
                                                    --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        1,668,752          55,483           5,478
                                                    --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................        6,946,038         530,036           8,520
  Transfers between funds........................        9,716,946         245,690         263,312
  Surrenders.....................................                -               -               -
  Policy loans (net of repayments) (note 5) .....                -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................         (261,291)        (27,292)         (1,648)
                                                    --------------  --------------   -------------
      Net equity transactions....................       16,401,693         748,434         270,184
                                                    --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       18,070,445         803,917         275,662
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        6,042,687         300,742           9,154
                                                    --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............       24,113,132       1,104,659         284,816
                                                    ==============  ==============   =============


                                                                                       (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                      SIX MONTH PERIODS ENDED JUNE 30, 1999
                                   (UNAUDITED)


                                                    FidVIPGrS        FidVIPHIS       FidVIPOvS      FidVIPCon       FidVIPGrOp
                                                  -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $       2,889          96,332          10,719           6,774           3,879
  Mortality and expense charges (note 3)........         (6,047)         (3,765)         (1,521)         (3,431)         (1,998)
                                                  -------------   -------------   -------------   -------------   -------------
    Net investment activity.....................         (3,158)         92,567           9,198           3,343           1,881
                                                  -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.........        380,415       2,626,664         400,402         862,713         880,110
  Cost of mutual fund shares sold...............       (321,246)     (2,554,125)       (359,909)       (685,582)       (827,047)
                                                  -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.........         59,169          72,539          40,493         177,131          53,063
  Change in unrealized gain (loss) on investments       183,872         (27,293)          4,463         (21,924)         39,363
                                                  -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..............        243,041          45,246          44,956         155,207          92,426
                                                  -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains......................        181,621           3,601          17,288          49,679           7,581
                                                  -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........        421,504         141,414          71,442         208,229         101,888
                                                  -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................      3,380,024       2,059,901         201,213         694,756         843,725
  Transfers between funds.......................      1,362,296        (730,917)        (71,366)        649,502         190,195
  Surrenders....................................              -               -               -               -               -
  Policy loans (net of repayments) (note 5)                   -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................        (47,634)       (106,899)        (15,621)        (48,109)        (43,600)
                                                  -------------   -------------   -------------   -------------   -------------
      Net equity transactions...................      4,694,686       1,222,085         114,226       1,296,149         990,320
                                                  -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........      5,116,190       1,363,499         185,668       1,504,378       1,092,208
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....      1,576,877         957,639         668,428       1,270,102         393,106
                                                  -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........  $   6,693,067       2,321,138         854,096       2,774,480       1,485,314
                                                  =============   =============   =============   =============   =============


                                                     VKMSEmMkt        NSATBal        NSATCapAp
                                                  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               -           9,254           3,127
  Mortality and expense charges (note 3)........            (230)           (790)         (1,751)
                                                  --------------  --------------   -------------
    Net investment activity.....................            (230)          8,464           1,376
                                                  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........         180,915         224,189         311,026
  Cost of mutual fund shares sold...............        (171,817)       (215,596)       (270,998)
                                                  --------------  --------------   -------------
    Realized gain (loss) on investments.........           9,098           8,593          40,028
  Change in unrealized gain (loss) on investments          9,575           9,771         104,031
                                                  --------------  --------------   -------------
    Net gain (loss) on investments..............          18,673          18,364         144,059
                                                  --------------  --------------   -------------
  Reinvested capital gains......................               -               5               -
                                                  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........          18,443          26,833         145,435
                                                  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................          42,135         367,059         771,832
  Transfers between funds.......................          35,983         407,651         188,299
  Surrenders....................................               -               -               -
  Policy loans (net of repayments) (note 5)                    -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...........................          (2,383)        (11,925)        (29,635)
                                                  --------------  --------------   -------------
      Net equity transactions...................          75,735         762,785         930,496
                                                  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........          94,178         789,618       1,075,931
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....          90,735          80,927         471,725
                                                  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........         184,913         870,545       1,547,656
                                                  ==============  ==============   =============

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                      SIX MONTH PERIODS ENDED JUNE 30, 1999
                                   (UNAUDITED)


                                                    NSATEqinc       NSATGlobEq       NSATGvtBd      NSATHincBd       NSATMyMkt
                                                  -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $         238             757         120,416          10,915         169,172
  Mortality and expense charges (note 3).......            (166)           (109)         (5,236)           (493)        (15,357)
                                                  -------------   -------------   -------------   -------------   -------------
    Net investment activity....................              72             648         115,180          10,422         153,815
                                                  -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold........          11,096          34,192       1,313,299         451,949      19,350,999
  Cost of mutual fund shares sold..............         (11,232)        (32,405)     (1,344,373)       (447,400)    (19,350,999)
                                                  -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments........            (136)          1,787         (31,074)          4,549               -
  Change in unrealized gain (loss) on investments         7,733           4,519        (145,837)        (12,864)              -
                                                  -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.............           7,597           6,306        (176,911)         (8,315)              -
                                                  -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.....................              44              32               -             112               -
                                                  -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......           7,713           6,986         (61,731)          2,219         153,815
                                                  -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................          29,586          11,597       2,063,830          52,337      16,476,559
  Transfers between funds......................         201,347         355,473       2,894,605         150,870     (16,830,516)
  Surrenders...................................               -               -               -               -               -
  Policy loans (net of repayments) (note 5) ...               -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........................          (1,974)         (3,726)        (57,420)         (5,650)       (118,848)
                                                  -------------   -------------   -------------   -------------   -------------
      Net equity transactions..................         228,959         363,344       4,901,015         197,557        (472,805)
                                                  -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..........         236,672         370,330       4,839,284         199,776        (318,990)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...               -           2,480         504,828         145,175       7,180,241
                                                  -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..........   $     236,672         372,810       5,344,112         344,951       6,861,251
                                                  =============   =============   =============   =============   =============


                                                    NSATMSecBd      NSATMidCap      NSATSmCapGr
                                                  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................           10,156               1               -
  Mortality and expense charges (note 3).......             (695)             (9)              -
                                                  --------------  --------------   -------------
    Net investment activity....................            9,461              (8)              -
                                                  --------------  --------------   -------------

  Proceeds from mutual fund shares sold........          320,311           2,945               -
  Cost of mutual fund shares sold..............         (320,864)         (2,600)              -
                                                  --------------  --------------   -------------
    Realized gain (loss) on investments........             (553)            345               -
  Change in unrealized gain (loss) on investments        (13,968)           (351)        127,000
                                                  --------------  --------------   -------------
    Net gain (loss) on investments.............          (14,521)             (6)        127,000
                                                  --------------  --------------   -------------
  Reinvested capital gains.....................                -               -               -
                                                  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......           (5,060)            (14)        127,000
                                                  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................          227,416           1,113         999,286
  Transfers between funds......................         (141,913)         (2,907)              -
  Surrenders...................................                -               -               -
  Policy loans (net of repayments) (note 5) ...                -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........................          (10,538)             (9)              -
                                                  --------------  --------------   -------------
      Net equity transactions..................           74,965          (1,803)        999,286
                                                  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..........           69,905          (1,817)      1,126,286
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...          325,786           2,544               -
                                                  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..........          395,691             727       1,126,286
                                                  ==============  ==============   =============

                                                                                    (Continued)


                        NATIONWIDE VL SEPARATE ACCOUNT-C

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                      SIX MONTH PERIODS ENDED JUNE 30, 1999
                                   (UNAUDITED)



                                                      NSATSmCapV       NSATSmCo       NSATStrGro      NSATStrVal       NSATTotRe
                                                     -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            $           -               -               -           1,083              75
  Mortality and expense charges (note 3).                   (1,939)         (1,655)            (49)           (481)           (139)
                                                     -------------   -------------   -------------   -------------   -------------
    Net investment activity..............                   (1,939)         (1,655)            (49)            602             (64)
                                                     -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..                   23,053         652,792          10,464         337,174         162,224
  Cost of mutual fund shares sold........                  (20,377)       (604,897)         (9,961)       (295,065)       (149,286)
                                                     -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                    2,676          47,895             503          42,109          12,938
  Change in unrealized gain (loss) on investments          252,331          69,355           5,388         (36,733)         (4,684)
                                                     -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......                  255,007         117,250           5,891           5,376           8,254
                                                     -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains...............                   60,891               -               -           3,883               6
                                                     -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                  313,959         115,595           5,842           9,861           8,196
                                                     -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   26,813         756,241          15,613          59,802          43,900
  Transfers between funds................                  525,388         (50,555)         26,879         (88,739)       (121,292)
  Surrenders.............................                        -               -               -               -               -
  Policy loans (net of repayments) (note 5)                      -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)....................                  (10,943)        (42,971)           (770)         (6,250)         (2,026)
                                                     -------------   -------------   -------------   -------------   -------------
      Net equity transactions............                  541,258         662,715          41,722         (35,187)        (79,418)
                                                     -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                  855,217         778,310          47,564         (25,326)        (71,222)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                587,880         457,896               -         283,667         103,390
                                                     -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            $   1,443,097       1,236,206          47,564         258,341          32,168
                                                     =============   =============   =============   =============   =============



                                                      NBAMTGuard       NBAMTMCGr       NBAMTPart
                                                     --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                     6,081               -           4,324
  Mortality and expense charges (note 3).                    (2,924)         (2,756)         (1,176)
                                                     --------------  --------------   -------------
    Net investment activity..............                     3,157          (2,756)          3,148
                                                     --------------  --------------   -------------

  Proceeds from mutual fund shares sold..                   951,436         755,623          80,205
  Cost of mutual fund shares sold........                  (732,696)       (613,410)        (68,280)
                                                     --------------  --------------   -------------
    Realized gain (loss) on investments..                   218,740         142,213          11,925
  Change in unrealized gain (loss) on investments            38,434         (67,406)         60,860
                                                     --------------  --------------   -------------
    Net gain (loss) on investments.......                   257,174          74,807          72,785
                                                     --------------  --------------   -------------
  Reinvested capital gains...............                         -          33,171           7,690
                                                     --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                   260,331         105,222          83,623
                                                     --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   473,592         277,411         428,649
  Transfers between funds................                  (437,334)        160,904         370,920
  Surrenders.............................                         -               -               -
  Policy loans (net of repayments) (note 5)                       -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)....................                   (27,412)        (22,731)        (16,099)
                                                     --------------  --------------   -------------
      Net equity transactions............                     8,846         415,584         783,470
                                                     --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                   269,177         520,806         867,093
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               1,198,660       1,081,173         242,510
                                                     --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                 1,467,837       1,601,979       1,109,603
                                                     ==============  ==============   =============

                                             NATIONWIDE VL SEPARATE ACCOUNT-C
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY
                                           SIX MONTH PERIODS ENDED JUNE 30, 1999
                                                        (UNAUDITED)


                                                       OppAggGr          OppGro         OppGrinc       VEWrldEMkt       VEWrldHAs
                                                     ------------     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            $           -             122           4,341               -           1,327
  Mortality and expense charges (note 3).                   (1,523)           (445)         (1,473)           (402)           (216)
                                                     -------------   -------------   -------------   -------------   -------------
    Net investment activity..............                   (1,523)           (323)          2,868            (402)          1,111
                                                     -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..                  247,577         375,974         254,479          66,249         332,265
  Cost of mutual fund shares sold........                 (173,671)       (345,292)       (208,779)        (45,924)       (309,311)
                                                     -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                   73,906          30,682          45,700          20,325          22,954
  Change in unrealized gain (loss) on investments          103,252          23,591          81,678          69,765           5,720
                                                     -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......                  177,158          54,273         127,378          90,090          28,674
                                                     -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains...............                        -           1,339           7,313               -               -
                                                     -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                  175,635          55,289         137,559          89,688          29,785
                                                     -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                  240,951         412,028         124,684          76,780          26,089
  Transfers between funds................                  188,281         298,494         429,376         (30,073)         40,017
  Surrenders.............................                        -               -               -               -               -
  Policy loans (net of repayments) (note 5)                      -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)....................                  (13,650)         (5,817)        (11,994)         (5,415)         (2,224)
                                                     -------------   -------------   -------------   -------------   -------------
      Net equity transactions............                  415,582         704,705         542,066          41,292          63,882
                                                     -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                  591,217         759,994         679,625         130,980          93,667
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                515,466         125,183         276,899         133,153          82,749
                                                     -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            $   1,106,683         885,177         956,524         264,133         176,416
                                                     =============   =============   =============   =============   =============




                                                        VKMSRESec        WPGrinc         WPintEq
                                                      ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                     7,347               -               -
  Mortality and expense charges (note 3).                      (313)           (766)           (562)
                                                     --------------  --------------   -------------
    Net investment activity..............                     7,034            (766)           (562)
                                                     --------------  --------------   -------------

  Proceeds from mutual fund shares sold..                   491,084         900,326         158,440
  Cost of mutual fund shares sold........                  (463,524)       (811,642)       (145,585)
                                                     --------------  --------------   -------------
    Realized gain (loss) on investments..                    27,560          88,684          12,855
  Change in unrealized gain (loss) on investments             2,328         (31,843)         12,371
                                                     --------------  --------------   -------------
    Net gain (loss) on investments.......                    29,888          56,841          25,226
                                                     --------------  --------------   -------------
  Reinvested capital gains...............                         -               -               -
                                                     --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    36,922          56,075          24,664
                                                     --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   235,712         227,908         119,716
  Transfers between funds................                     5,451        (535,326)          2,873
  Surrenders.............................                         -               -               -
  Policy loans (net of repayments) (note 5)                       -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)....................                   (11,659)        (12,735)         (7,053)
                                                     --------------  --------------   -------------
      Net equity transactions............                   229,504        (320,153)        115,536
                                                     --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                   266,426        (264,078)        140,200
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  14,393         458,232         225,231
                                                     --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                   280,819         194,154         365,431
                                                     ==============  ==============   =============                (Continued)


                        NATIONWIDE VL SEPARATE ACCOUNT-C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                      SIX MONTH PERIODS ENDED JUNE 30, 1999
                                   (UNAUDITED)


                                                       WPPVenCap

INVESTMENT ACTIVITY:                                 -------------
  Reinvested dividends ..................                        -
  Mortality and expense charges (note 3).                     (477)
                                                     -------------
    Net investment activity..............                     (477)
                                                     -------------

  Proceeds from mutual fund shares sold..                  217,968
  Cost of mutual fund shares sold........                 (181,887)
                                                     -------------
    Realized gain (loss) on investments..                   36,081
  Change in unrealized gain (loss) on investments           (2,501)
                                                     -------------
    Net gain (loss) on investments.......                   33,580
                                                     -------------
  Reinvested capital gains...............                        -
                                                     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                   33,103
                                                     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   98,602
  Transfers between funds................                  (85,156)
  Surrenders.............................                        -
  Policy loans (net of repayments) (note 5)                      -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)....................                   (7,058)
                                                     -------------
      Net equity transactions............                    6,388
                                                     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                   39,491
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                219,786
                                                     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                  259,277
                                                     =============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1999
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP); American Century VP - American Century VP Income & Growth (ACVPIncGr) American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP); Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS) Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)

                Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT); Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGr)
                Oppenheimer VAF - Growth Fund (OppGro) Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT); Van
                Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At June 30, 1999, contract owners have invested in all of the above funds except for Federated Insurance Series Quality Bond Fund II. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On corporate flexible premium contracts, the Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For corporate flexible premium contracts, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. On a current basis this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

         The above charges are assessed against each contract by liquidating units.

(3)  ASSET CHARGES

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. On a current basis this rate will be .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For jumbo tier corporate flexible premium contracts the current rate is .10% for all policy years.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account. There were no policy loans in the current year.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1999.


                                                                                                                       PERIOD
   Contract owners' equity represented by:                         UNITS        UNIT VALUE                            RETURN(b)
                                                                 ---------      -----------                            -------

      The BEST of AMERICA(R) America's FUTURE Life SeriesSM:
         American Century VP - American
            Century VP Income & Growth                             196,203      $ 11.930918         $  2,340,882           10%
         American Century VP - American
            Century VP International                               156,839        10.465323            1,641,371            7%
         American Century VP - American
            Century VP Value                                        17,739        10.585835              187,782           13%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                       17,904        12.543738              224,583           13%
         Dreyfus Stock Index Fund                                1,715,617        12.344504           21,178,441           12%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          93,377        11.830098            1,104,659            7%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                           25,566        11.140410              284,816           12%
         Fidelity VIP - Growth Portfolio -
            Service Class                                          361,035        13.751919            4,964,924           14%
         Fidelity VIP - High Income Portfolio -
            Service Class                                          239,446         9.693786            2,321,138            8%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                           83,286        10.254973              854,096            8%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                          220,534        12.580736            2,774,480           11%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                              124,317        11.947796            1,485,314            6%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         24,247         7.626214              184,913           13%
         Nationwide SAT - Balanced Fund                             82,244        10.584906              870,545            6%
         Nationwide SAT -
            Capital Appreciation Fund                              123,800        12.501259            1,547,656           12%
         Nationwide SAT - Equity Income Fund                        20,366        11.620929              236,672           10%
         Nationwide SAT - Global Equity Fund                        33,140        11.249540              372,810            8%
         Nationwide SAT - Government Bond Fund                     451,382        10.411381            4,699,510            (2)%
         Nationwide SAT - High Income Bond Fund                     33,475        10.304749              344,951            3%
         Nationwide SAT - Money Market Fund                        651,223        10.535947            6,861,251            2%
         Nationwide SAT - Multi Sector Bond Fund                    36,005         9.862919              355,114            (1)%
         Nationwide SAT -
            Select Advisers Mid Cap Fund                                67        10.856013                  727           11%
         Nationwide SAT - Small Cap Growth Fund                    100,000        11.262862            1,126,286         13%(a)
         Nationwide SAT - Small Cap Value Fund                     136,263        10.590528            1,443,097           23%
         Nationwide SAT - Small Company Fund                       127,081         9.727700            1,236,206            7%
         Nationwide SAT - Strategic Growth Fund                      3,610        13.175713               47,564           25%
         Nationwide SAT - Strategic Value Fund                      26,211         9.856191              258,341            8%




         Nationwide SAT - Total Return Fund                          2,869        11.212270               32,168           11%
         Neuberger & Berman AMT -
            Guardian Portfolio                                     127,307        10.928637            1,391,292           17%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                               135,164        11.852112            1,601,979            5%
         Neuberger & Berman AMT -
            Partners Portfolio                                     105,121        10.555488            1,109,603           13%
         Oppenheimer VAF -
            Aggressive Growth Fund                                  91,474        11.698025            1,070,065           21%
         Oppenheimer VAF - Growth Fund                              22,876        12.321204              281,860           16%
         Oppenheimer VAF -
            Growth & Income Fund                                    93,526        10.227355              956,524           14%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                         28,682         9.209003              264,133           46%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              21,849         8.074329              176,416           18%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                        29,045         9.668428              280,819            8%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               16,980        11.434266              194,154           15%
         Warburg Pincus Trust -
            International Equity Portfolio                          38,500         9.491713              365,431            7%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          25,421        10.199319              259,277           13%

      The BEST of AMERICA(R)
      America's FUTURE Life SeriesSM Jumbo Tier:
         American Century VP - American
            Century VP Income & Growth                             139,253        10.717821            1,492,489          7%(a)
         American Century VP - American
            Century VP International                                14,498        10.471172              151,811          5%(a)
         Dreyfus Stock Index Fund                                  276,031        10.631744            2,934,691          6%(a)
         Fidelity VIP - Growth Portfolio -
            Service Class                                          165,208        10.460406            1,728,143          5%(a)
         Nationwide SAT - Government Bond Fund                      65,024         9.913287              644,602        (1)%(a)
         Nationwide SAT - Multi Sector Bond Fund                     4,095         9.908985               40,577        (1)%(a)
         Neuberger & Berman AMT -
            Guardian Portfolio                                       6,842        11.187560               76,545         12%(a)
         Oppenheimer VAF -
            Aggressive Growth Fund                                   3,344        10.950258               36,618         10%(a)
         Oppenheimer VAF - Growth Fund                              55,741        10.823581              603,317          8%(a)
                                                                  ========        =========         ============
                                                                                                    $ 74,640,643
                                                                                                    ============

(a) This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized.
(b) The period return does not include contract charges satisfied by surrending units.


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